Income Taxes - Summary of Changes in Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	¥ 162,768	¥ (332,091)	¥ 74,864
Defined benefit plan liabilities [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	(4,333)	802	4,203
Accrued expenses and liabilities for quality assurance [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	40,626	26,942	(40,761)
Other accrued employees' compensation [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	6,925	(2,745)	(968)
Operating loss carryforwards for tax purposes [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	(133,776)	116,344	38,119
Allowance for doubtful accounts and credit losses [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	(551)	4,474	(4,902)
Property, plant and equipment and other assets [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	11,518	24,850	(9,795)
Undistributed earnings of foreign subsidiaries [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	(2,869)	12,391	(33,349)
Undistributed earnings of associates and joint ventures [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	(43,526)	(63,520)	(71,405)
Basis difference of acquired assets [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	1,152	(12,075)	(11,270)
Capitalized development costs [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	12,824	4,003	(9,708)
Lease transactions [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	186,196	(487,702)	103,098
Other [Member]
Disclosure of break up of deferred tax expense (income) [Line items]
Deferred tax expense (income) recognized in profit or loss	¥ 88,582	¥ 44,144	¥ 111,603